Provisions - Provisions for assurance-type product warranty (Detail) - Warranty provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Other provisions at beginning of period	€ 210	€ 190	€ 201
Additional provisions, other provisions	239	291	248
Provision used, other provisions	270	274	261
Increase (decrease) through net exchange differences, other provisions	(12)	3	2
Other provisions at end of period	€ 167	€ 210	€ 190